Common Stock Warrants	12 Months Ended
Dec. 31, 2014
Stock-Based Compensation and Common Stock Purchase Warrants [Abstract]
Common Stock Purchase Warrants

14. Common Stock Warrants

Warrant Liability

In January 2011, the Company completed an equity financing that raised gross proceeds of $8,500,000 from the issuance of 4,250,000 shares of common stock at a price of $2.00 per share and warrants to purchase an aggregate of 2,125,000 shares of common stock. The warrants are exercisable any time on or before January 19, 2016 and have an exercise price of $2.50 per share. The Company received $7,915,700 in net proceeds from the equity financing after deducting offering expenses of $584,300. The exercise price of the warrants and number of shares of common stock to be received upon the exercise of the warrants are subject to adjustment for reverse and forward stock splits, stock dividends, stock combinations and other similar transactions.

The Company also issued warrants to purchase an aggregate of 255,000 shares of its common stock to the Company’s placement agent and advisors in January 2011 in connection with the equity financing as consideration for their services.  These warrants have the same terms, including exercise price, registration rights and expiration, as the warrants issued to the investors in the equity financing.

The Company has recorded a warrant liability on its Consolidated Balance Sheet at the end of each reporting period based on the estimated fair value of the warrants. The warrants are valued at the end of each reporting period with changes recorded as mark-to-market adjustment on warrant liability on the Company’s Consolidated Statement of Operations. The fair value of these warrants was $23,425 and $140,550 at December 31, 2014 and December 31, 2013, respectively, based on a model developed with the assistance of an independent third-party valuation expert.

The gain (loss) on change in fair value of warrants on these warrants was $117,125 and $1,475,775 for the years ended December 31, 2014 and 2013, respectively, and was not presented within loss from operations.

Warrant Equity

On May 20, 2014, the Company issued a warrant to purchase 25,000 shares of its common stock to Thomas Carrella in connection with the issuance of a promissory note.  The warrant has an exercise price equal to $0.32 per share and, if unexercised, expires on May 20, 2019.

The Company calculated the fair value of the warrant issued on May 20, 2014 using Black-Scholes option pricing model and recorded $4,750 of deferred financing costs related to the issuance of the warrant that will be amortized over the term of the promissory note.

The following table summarizes warrant activity for the year ended December 31, 2014:

	Number of Warrants	Weighted Average Exercise Price
Stock Warrants:
Outstanding at December 31, 2013	2,342,500	$2.50
Granted	25,000	0.32
Outstanding at December 31, 2014	2,367,500	2.48
Warrants exercisable at December 31, 2014	2,367,500	$2.48